Financial Instruments (Unrealized Gain or Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gain (Loss) on Derivative Instruments, Net, Pretax [Abstract]
Funded landfill post-closure costs	$ (59)	$ (89)
Interest rate swaps	2,269	(4,851)
Fuel hedges	(928)	324
Foreign currency exchange agreements	443	(368)
Net loss (gain) on financial instruments	$ 1,725	$ (4,984)